GOF P27 08/22

[Franklin Templeton Logo]

SUPPLEMENT DATED AUGUST 1, 2022

TO THE CURRENTLY EFFECTIVE PROSPECTUS

OF EACH FUND LISTED BELOW

FRANKLIN LOW DURATION TOTAL RETURN FUND

FRANKLIN TOTAL RETURN FUND

(each a series of Franklin Investor Securities Trust)

FRANKLIN STRATEGIC INCOME FUND

(a series of Franklin Strategic Series)

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

The Franklin Low Duration Total Return Fund Prospectus is amended as follows:

I. The portfolio management team under the “FUND SUMMARY – Franklin Low Duration Total Return Fund – Portfolio Managers” section in the prospectus is replaced with the following:

Portfolio Managers

Sonal Desai, Ph.D.

Executive Vice President and Director of Advisers and portfolio manager of the Fund since 2018.

Patrick Klein, Ph.D.

Senior Vice President of Advisers and portfolio manager of the Fund since August 2022.

Tina Chou

Portfolio Manager of Advisers and portfolio manager of the Fund since 2019.

Kent Burns, CFA

Portfolio Manager of Advisers and portfolio manager of the Fund since inception (2004).

David Yuen, CFA, FRM

Portfolio Manager of Advisers and portfolio manager of the Fund since 2016.

David Yuen will be retiring effective September 30, 2022. Effective October 1, 2022, Mr. Yuen will no longer be portfolio manager of the Fund.

II. The portfolio management team under the “FUND DETAILS – Franklin Low Duration Total Return Fund – Management” section in the prospectus is replaced with the following:

The Fund is managed by a team of dedicated professionals focused on investments in investment grade debt securities. The portfolio managers of the Fund are as follows:

Sonal Desai, Ph.D. Executive Vice President and Director of Advisers

Dr. Desai has been a portfolio manager of the Fund since 2018. She joined Franklin Templeton in 2009.

Patrick Klein, Ph.D. Senior Vice President of Advisers

Dr. Klein has been a portfolio manager of the Fund since August 2022. He joined Franklin Templeton in 2005.

Tina Chou Portfolio Manager of Advisers

Ms. Chou has been a portfolio manager of the Fund since 2019. She joined Franklin Templeton in 2004.

Kent Burns, CFA Portfolio Manager of Advisers

Mr. Burns has been a portfolio manager of the Fund since inception (2004). He joined Franklin Templeton in 1994.

David Yuen, CFA, FRM Portfolio Manager of Advisers

Mr. Yuen has been a portfolio manager of the Fund since 2016. He joined Franklin Templeton in 2000.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The portfolio managers of the Fund are jointly and primarily responsible for the day-to-day management of the Fund. Each manager will have equal authority over all aspects of the Fund's investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

David Yuen will be retiring effective September 30, 2022. Effective October 1, 2022, Mr. Yuen will no longer be portfolio manager of the Fund.

The Franklin Total Return Fund Prospectus is amended as follows:

III. The portfolio management team under the “FUND SUMMARIES – Franklin Total Return Fund – Portfolio Managers” section in the prospectus is replaced with the following:

Portfolio Managers

Sonal Desai, Ph.D.

Executive Vice President and Director of Advisers and portfolio manager of the Fund since 2018.

Patrick Klein, Ph.D.

Senior Vice President of Advisers and portfolio manager of the Fund since 2019.

Tina Chou

Portfolio Manager of Advisers and portfolio manager of the Fund since 2019.

Thomas Runkel, CFA

Vice President of Advisers and portfolio manager of the Fund since August 2022.

David Yuen, CFA, FRM

Portfolio Manager of Advisers and portfolio manager of the Fund since 2005.

David Yuen will be retiring effective September 30, 2022. Effective October 1, 2022, Mr. Yuen will no longer be portfolio manager of the Fund.

IV. The portfolio management team under the “FUND DETAILS – Franklin Total Return Fund – Management” section in the prospectus is replaced with the following:

The Fund is managed by a team of dedicated professionals focused on investments in investment grade debt securities. The portfolio managers of the Fund are as follows:

Sonal Desai, Ph.D. Executive Vice President and Director of Advisers

Dr. Desai has been a portfolio manager of the Fund since 2018. She joined Franklin Templeton in 2009.

Patrick Klein, Ph.D. Senior Vice President of Advisers

Dr. Klein has been a portfolio manager of the Fund since 2019. He joined Franklin Templeton in 2005.

Tina Chou Portfolio Manager of Advisers

Ms. Chou has been a portfolio manager of the Fund since 2019. She joined Franklin Templeton in 2004.

Thomas Runkel, CFA Vice President of Advisers

Mr. Runkel has been a portfolio manager of the Fund since August 2022. He first joined Franklin Templeton in 1983 and rejoined again in 2006.

David Yuen, CFA, FRM Portfolio Manager of Advisers

Mr. Yuen has been a portfolio manager of the Fund since 2005. He joined Franklin Templeton in 2000.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

The portfolio managers of the Fund are jointly and primarily responsible for the day-to-day management of the Fund. Each manager will have equal authority over all aspects of the Fund's investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

David Yuen will be retiring effective September 30, 2022. Effective October 1, 2022, Mr. Yuen will no longer be portfolio manager of the Fund.

The Franklin Strategic Income Fund prospectus is amended as follows:

V. The portfolio management team under the “FUND SUMMARIES – Franklin Strategic Income Fund – Portfolio Managers” section of the prospectus is replaced with the following:

Portfolio Managers

Sonal Desai, Ph.D.

Executive Vice President and Director of Advisers and portfolio manager of the Fund since 2018.

Patrick Klein, Ph.D.

Senior Vice President of Advisers and portfolio manager of the Fund since August 2022

Patricia O’Connor, CFA

Vice President of Advisers and portfolio manager of the Fund since 2016.

Thomas Runkel, CFA

Vice President of Advisers and portfolio manager of the Fund since August 2022.

Benjamin Cryer, CFA

Portfolio Manager of Advisers and portfolio manager of the Fund since August 2022.

David Yuen, CFA, FRM

Portfolio Manager of Advisers and portfolio manager of the Fund since 2019.

David Yuen will be retiring effective September 30, 2022. Effective October 1, 2022, Mr. Yuen will no longer be portfolio manager of the Fund.

VI. The portfolio management team under the “FUND DETAILS – Franklin Strategic Income Fund – Management” section in the prospectus is replaced with the following:

Sonal Desai, Ph.D. Executive Vice President and Director of Advisers

Dr. Desai has been a portfolio manager of the Fund since 2018. She joined Franklin Templeton in 2009.

Patrick Klein, Ph.D. Senior Vice President of Advisers

Dr. Klein has been a portfolio manager of the Fund since August 2022. He joined Franklin Templeton in 2005.

Patricia O'Connor, CFA   Vice President of Advisers
Ms. O’Connor has been a portfolio manager of the Fund since 2016. She joined Franklin Templeton in 1997.

Thomas Runkel, CFA Vice President of Advisers

Mr. Runkel has been a portfolio manager of the Fund since August 2022. He first joined Franklin Templeton in 1983 and rejoined in 2006.

Benjamin Cryer, CFA Portfolio Manager of Advisers

Mr. Cryer has been a portfolio manager of the Fund since August 2022. He joined Franklin Templeton in 2006.

David Yuen, CFA, FRM Portfolio Manager of Advisers

Mr. Yuen has been a portfolio manager of the Fund since 2019. He joined Franklin Templeton in 2000.

The portfolio managers of the Fund are jointly and primarily responsible for the day-to-day management of the Fund. Each manager has equal authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

David Yuen will be retiring effective September 30, 2022. Effective October 1, 2022, Mr. Yuen will no longer be portfolio manager of the Fund.

The Franklin Strategic Mortgage Portfolio Prospectus is amended as follows:

VII. The portfolio management team under the “FUND SUMMARY – Franklin Strategic Mortgage Portfolio – Portfolio Managers” section in the prospectus is replaced with the following:

Portfolio Managers

Neil Dhruv

Vice President of Advisers and portfolio manager of the Fund since 2019.

David Yuen, CFA, FRM

Portfolio Manager of Advisers and portfolio manager of the Fund since 2005.

Paul Varunok

Senior Vice President of Advisers and portfolio manager of the Fund since 2001.

David Yuen will be retiring effective September 30, 2022. Effective October 1, 2022, Mr. Yuen will no longer be portfolio manager of the Fund.

VIII. The portfolio management team under the “FUND DETAILS – Franklin Strategic Mortgage Portfolio – Management” section in the prospectus is replaced with the following:

The Fund is managed by a team of dedicated professionals focused on investments in the general mortgage-backed securities market. The portfolio managers of the Fund are as follows:

Neil Dhruv Vice President of Advisers
Mr. Dhruv has been a portfolio manager of the Fund since 2019. He joined Franklin Templeton in 2002.

David Yuen, CFA, FRM Portfolio Manager of Advisers

Mr. Yuen has been a portfolio manager of the Fund since 2005. He joined Franklin Templeton in 2000.

Paul Varunok Senior Vice President of Advisers
Mr. Varunok has been a portfolio manager of the Fund since 2001. He joined Franklin Templeton in 2001.

The portfolio managers of the Fund are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Each manager has equal authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

David Yuen will be retiring effective September 30, 2022. Effective October 1, 2022, Mr. Yuen will no longer be portfolio manager of the Fund.

Please keep this supplement with your Prospectus for future reference.